Net Loss Per Share - Schedule of Earnings Per Share Basic and Diluted (Detail) - Rigetti Computing, Inc - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended
		Mar. 31, 2022	Mar. 31, 2021
Net loss		$ (10,470)	$ (7,787)
Weighted-average Class A Common Stock outstanding	[1]	53,691,948,000	21,847,581,000
Class A Ordinary Shares
Weighted-average Class A Common Stock outstanding		53,691,948	21,847,581
Basic		$ (0.2)	$ (0.36)
Diluted		$ (0.2)	$ (0.36)

[1]	Weighted-average shares have been retroactively restated to give effect to the Business Combination.